Shareholder Report, Average Annual Return (Details)	12 Months Ended	54 Months Ended
	Feb. 28, 2025	Feb. 28, 2025
SMASh Series Core Completion Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series Core Completion Fund
Average Annual Return, Percent	8.12%	(5.97%)
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.81%	(1.23%)